Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities:
Net income	$ 193,790	$ 165,732	$ 199,667
Adjustments to reconcile net income to net cash provided
Share of profits (losses) of companies accounted for at equity, net	(2,077)	(773)	1,808
Depreciation and amortization	115,495	121,832	115,308
Changes in value of debentures, net	437	1,490	517
Increase (decrease) in employee benefit liabilities	699	2,707	1,000
Gain from disposition of a subsidiary of Matrix			(44,260)
Capital gain from Initial public offering of TSG	(4,141)
Loss (gain) from sale of property, plants and equipment	589	66	(37)
Loss from early termination of lease			80
Share-based payment expenses	16,164	18,622	14,953
Changes in value of short-term and long-term loans from banks
and others and deposits, net	(1,462)	833	(4,688)
Changes in deferred taxes, net	(12,407)	(8,344)	(18,142)
Cash paid in respect of acquisitions of activities	(922)	(6,572)	(4,060)
Change in liability in respect of business combinations	(1,731)	(2,062)	(2,971)
Change in fair value of financial assets measured at fair value through profit or loss		5	19
Amortization of premium and accrued interest on debt instruments at fair value through other comprehensive income	(27)	(114)	76
Gain from revaluation of dividend preference derivative in TSG	(659)	(85)	(1,221)
Effect of exchange rate on cash and cash equivalents held in currencies other than the functional currency	(350)	991	2,412
Working capital adjustments:
Decrease (increase) in inventories	11,721	(3,382)	(13,756)
Decrease (increase) in trade receivables	(81,211)	6,562	(51,398)
Decrease in other current and long-term accounts receivable	(1,522)	(5,833)	2,627
Increase in trade payables	40,032	18,718	25,328
Increase in other accounts payable and employees and payroll accrual	44,662	(25,117)	22,292
Increase (decrease) in deferred revenues	7,370	9,692	(6,418)
Net cash provided by operating activities	324,450	294,968	239,136
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired (Appendix C)	(50,198)	(36,966)	(52,262)
Proceeds from sale of a subsidiary of Matrix IT (Appendix D)			42,928
Taxes paid in conjunction with sale of a subsidiary			(8,424)
Cash paid in conjunction with deferred payments and contingent liabilities related to business combinations	(8,355)	(11,874)	(5,181)
Loan extended to related party and others		(7,001)
Purchase of intangible assets	(908)	(763)	(3,142)
Purchase of investment measured using the equity method	(15,521)
Purchase of other investment		(498)	(15,073)
Purchase of financial assets measured at fair value through other comprehensive income	585	(1,243)
Purchase of property and equipment	(16,441)	(16,683)	(22,063)
Proceeds from maturity and sale of investments in instruments at fair value through other comprehensive income or loss, net	5,194	699	309
Proceeds from sale of property and equipment	783	1,043	633
Dividend from companies accounted for at equity	162	68	48
Payment to former shareholders of consolidated company	(6,139)
Change in short-term and long-term deposits	24,262	(51,467)	2,042
Capitalization of software development and other costs	(11,607)	(14,552)	(14,110)
Net cash used in investing activities	(78,183)	(139,237)	(74,295)
Cash flows from financing activities:
Exercise of employees’ stock options in subsidiaries	(1,579)	4,831
Cash paid in conjunction with acquisitions of activities	(2,406)	(6,718)
Dividend paid to non-controlling interests	(66,299)	(62,487)	(96,530)
Dividend to Formula’s shareholders	(18,807)	(9,927)	(21,778)
Short-term bank credit, net	(4,647)	(9,527)	(7,315)
Repayment of long-term loans from banks and others	(93,320)	(82,874)	(87,894)
Receipt of long-term loans from banks and others	63,257	55,568	65,678
Proceeds from issuance of debentures, net	67,082		199,051
Repayment of long-term liabilities to IIA	(2,801)	(394)	(642)
Repayment of debentures	(69,290)	(60,449)	(53,105)
Purchase of non-controlling interests	(4,882)	(2,661)	(16,795)
Repayment of lease liabilities	(50,088)	(55,064)	(49,702)
Cash paid due to exercise of put option by non-controlling interests	(128)	(13,204)	(1,854)
Redemption of capital note of non-controlling interests in subsidiaries			(95)
Payment to non-controlling interests due to put option	(1,054)	(271)
Net cash used by financing activities	(184,962)	(243,177)	(70,981)
Effect of exchange rate changes on cash and cash equivalents	(5,452)	(4,950)	(34,910)
Increase (decrease) in cash and cash equivalents	55,853	(92,396)	58,950
Cash and cash equivalents at the beginning of the year	451,946	544,342	485,392
Cash and cash equivalents at the end of the year	507,799	451,946	544,342
A. Supplemental cash flow information:
Interest paid	25,850	26,140	17,573
Interest received	15,598	7,290	2,325
Taxes paid, net	63,080	76,694	51,259
B. Non-cash activities:
Purchase of property and equipment	123	86	930
Intangible assets and goodwill incurred but unpaid at period end	98	382
Contingent acquisition consideration		(124)
Dividend payable to non-controlling interests	15,559		111
Right-of-use asset recognized with corresponding lease liability	82,976	45,360	52,319
Working capital (other than cash and cash equivalents)	(3,078)	(10,355)	(5,457)
Inventories	(256)	(4,343)	(3,536)
Short-term investments			(752)
Short-term deposits			(191)
Property and equipment	(1,435)	(242)	(1,433)
Goodwill and intangible assets	(94,359)	(44,728)	(87,905)
Right-of-use assets		(93)	(2,754)
Other long-term assets	(3,141)	(2,439)	(123)
Liabilities to banks and others	1,001	7,101	5,142
Long-term liabilities	422	282	1,240
Lease liabilities		93	2,754
Deferred tax liability, net	9,955	2,799	5,692
Liability to formerly shareholders	7,834	1,244	7,327
Deferred payments and contingent consideration	20,305	1,931	23,515
Non-controlling interests at acquisition date	12,554	11,784	4,219
Total	(50,198)	(36,966)	(52,262)
D. Proceeds from sale of investment in previously
Working capital (other than cash and cash equivalents)			(6,798)
Short-term investments			5,004
Property and equipment			782
Goodwill and intangible assets			439
Other long-term assets			67
Long-term liabilities			(15)
Non-controlling interests at the sale date			(811)
Gain from realization of a subsidiary			44,260
Total			$ 42,928